Fair Value Measurements - Additional information (Detail) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	$ 938,443,878	$ 839,056,852
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	$ 0	$ 0